Paul, Weiss, Rifkind, Wharton & Garrison LLP

1285 Avenue of the Americas

New York, New York 10019-6064

June 25, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of our client, Hexion U.S. Finance Corp., a Delaware corporation and Hexion Nova Scotia Finance, ULC, a Nova Scotia unlimited liability company (the “Issuers”), Momentive Specialty Chemicals Inc., a New Jersey corporation (“MSC”) and certain of the subsidiaries of MSC (together with MSC, the “Guarantors”), we are transmitting for filing with the Securities and Exchange Commission in electronic form a Registration Statement on Form S-4 (the “Registration Statement”) in connection with the proposed registration under the Securities Act of 1933, as amended (the “Securities Act”), of the offer to exchange $200,000,000 aggregate principal amount of the Issuers’ 8.875% Senior Secured Notes due 2018 and the guarantees of such securities by the Guarantors for a like principal amount of substantially similar notes and guarantees that were issued in a transaction exempt from registration under the Securities Act.

The Company has informed us that the filing fee in the amount of $27,280 was wired to the Securities and Exchange Commission’s account at U.S. Bank.

Should you have any questions regarding the Registration Statement, please feel free to contact David S. Huntington at (212) 373-3124 or dhuntington@paulweiss.com or the undersigned at (212) 373-3666 or lbresa@paulweiss.com.

Very truly yours,

/s/ Lindita Bresa

Lindita Bresa

cc:	Douglas A. Johns, Esq.
douglas.johns@momentive.com
Hexion U.S. Finance Corp.

David S. Huntington, Esq.
dhuntington@paulweiss.com
Paul, Weiss, Rifkind, Wharton & Garrison LLP